UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York              8/14/03
-----------------------     --------------------------     -------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     Form 13F File Number            Name


     28-                               Wayne Cooperman
         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  128

Form 13F Information Table Value Total:  $877,627
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number Name

           28-                                         Wayne Cooperman
----          -------------------               ------------------------------


Item 1:                   Item 2:     Item 3:     Item 4:   Item 5:          Item 6:            Item 7:           Item 8:

                                                                     Investment  Discretion                   Voting Authority
                                                                          (b) Shared - (c)     Managers           (Shares)
Name                     Title of    CUSIP       Fair Mkt  Sh or    (a)   As Defined   Shared  See        (a)     (b)       (c)
of Issuer                Class       Number      Value     Prn Amt  Sole  in Instr.    Other   Instr. V   Sole    Share     None
---------                -----       ------      -----     -------  ----  ---------    -----   --------   ----   -------   -----
Advanced Auto Parts Inc  Common      00751Y106    5518       90600  X                          1          X
Advanta Corp - Class B   CL B        007942204    1990      199200  X                          1          X
Advanced PCS             Common      00790K109   19741      516100  X                          1          X
AES Corp                 Common      00130H105   10046     1582000  X                          1          X
Astoria Financial Corp   Common      046265104    2849      102000  X                          1          X
Argosy Gaming Corp       Common      040228108    1464       70000  X                          1          X
Apria Healthcare Group   Common      037933108   43874     1763430  X                          1          X
Allstate Corp            Common      020002101    7130      200000  X                          1          X
Alamosa Holdings Inc     Common      011589108      77       50000  X                          1          X
Affliated Managers
 Group Inc               Common      008252108   17383      285200  X                          1          X
AMR Corp                 Common      001765106    1100      100000  X                          1          X
AOL Time Warner Inc      Common      00184A105    1609      100000  X                          1          X
Apache Corp              Common      037411105   19850      305100  X                          1          X
Atlas Pipeline
 Partners, LP            Unit LP
                         Int         049392103    3201      106500  X                          1          X
Astropower Inc           Common      04644A101     199       59000  X                          1          X
Administaff Inc          Common      007094105     623       60500  X                          1          X
Anthem                   Common      03674B104   32858      425900  X                          1          X
AT&T Wireless Inc        Common      00209A106    1396      170000  X                          1          X
Autozone Inc             Common      053332102    6837       90000  X                          1          X
Baxter Intl Inc          Common      057224107    1040       40000  X                          1          X
Bearingpoint Inc         Common      074002106    1062      110000  X                          1          X
Baker Hughes Inc         Common      057224107    3357      100000  X                          1          X
Belo Corp                Common      080555105    1789       80000  X                          1          X
Ball Corp                Common      058498106   10467      230000  X                          1          X
Cincinnati Bell Inc.
   6.75% CV pfd          PFD CV
                         DEP 1/20    171871403    1960       48000  X                          1          X
Citigroup Inc            Common      172967101   15879      371000  X                          1          X
CSK Auto Corp            Common      125965103   35327     2444800  X                          1          X
Christopher & Banks
 Corp                    Common      171046105    2197       59400  X                          1          X
Circuit City Stores
 Inc                     Common      172737108    1496      170000  X                          1          X
Crown Castle Intl Corp   Common      228368106    3707      477100  X                          1          X
Cameco Corp              Common      13321L108    1365       42000  X                          1          X
Crown Cork & Seal Inc    Common      228368106    2570      360000  X                          1          X
Cross Country Inc        Common      227483104    1844      140145  X                          1          X
Cedant Corp              Common      151313103    1709       93300  X                          1          X
Chicago Mercantile
Exchange Inc             Common      167760107   11600      166600  X                          1          X
California Pizza
Kitchen Inc              Common      13054D109    3670      170000  X                          1          X
Choicepoint Inc          Common      170388102     518       15000  X                          1          X
Charles River
Laboratories Inc         Common      159864107    7723      240000  X                          1          X
Cognizant Technology
 Solutions               CL A        192446102    4390      180000  X                          1          X
Dobson Communications
 Corp                    CL A        256069105    3333      632393  X                          1          X
Domtar Inc               Common      257561100    4028      364500  X                          1          X
Davita Inc               Common      23918K108    6558      244900  X                          1          X
Devon Energy Corp        Common      25179M103   13371      250400  X                          1          X
Edison International     Common      281020107    2803      170600  X                          1          X
Eastman Kodak Co         Common      277461109    6419      234700  X                          1          X
Electronics Boutique
Holdings Corp            Common      286045109    1606       70000  X                          1          X
Emulex Corp              Common      292475209    1847       81100  X                          1          X
Endurance Specialty
Hldgs                    SHS         G30397106    7907      264900  X                          1          X
Exelon Corp              Common      30161N101    2991       50000  X                          1          X
Fuelcell Energy Inc      Common      35952H106     182       22200  X                          1          X
Freeport McMoran
Copper & Gold Inc        CL B        35671D857   46913     1914800  X                          1          X
Flextronics Intl Ltd     ORD         Y2573F102    2039      195500  X                          1          X
Sprint Corp              Common      852061100    7200      500000  X                          1          X
Fox Entertainment
Group Inc                CL A        35138T107    9512      330500  X                          1          X
Freddie Mac              Common      313400301    6092      120000  X                          1          X
Frontline Ltd            ORD         G3682E127    1651      116100  X                          1          X
Fisher Scientific
 Intl Inc                Common      338032204    5759      165000  X                          1          X
Golar LNG Ltd            SHS         G9456A100    1701      163400  X                          1          X
General Motors
Corp (Hughes)            CL H        370442832   14706     1148000  X                          1          X
Gatx Corp                Common      361448103    4549      278200  X                          1          X
Goodyear Tire &
Rubber Co                Common      382550101    1628      310000  X                          1          X
Gray Television Inc      Common      389375106    1049       84600  X                          1          X
Gymboree Corp            Common      403777105    2012      120000  X                          1          X
Hanover Compressor Co    Common      410768105    4633      410000  X                          1          X
H&R Block Inc            Common      093671105    6920      160000  X                          1          X
Integrated Circuit
Systmes Inc              Common      45811K208     628       20000  X                          1          X
KB Home                  Common      48666K109   13016      210000  X                          1          X
Keycorp                  Common      493267108    2527      100000  X                          1          X
Kerr McGee Corp          Common      492386107    1792       40000  X                          1          X
Kinder Morgan Inc        Common      49455P101   32610      596709  X                          1          X
Kmart Holdings Corp      Common      498780105    2055       76127  X                          1          X
Kerzner Intl Ltd         SHS         P6065Y107   11460      355800  X                          1          X
Longs Drug Stores
 Corp                    Common      543162101    2492      150100  X                          1          X
Lennar Corp              CL A        526057104    2860       40000  X                          1          X
Lojack Corp              Common      539451104     189       38200  X                          1          X
Louisianna Pacific Corp  Common      546347105    2385      220000  X                          1          X
McKesson Corp            Common      58155Q103    5361      150000  X                          1          X
Merix Corp               Common      590049102     979      129100  X                          1          X
Michaels Stores Inc      Common      594087108    3444       90500  X                          1          X
Mid Atlantic Medical
Services Inc             Common      59523C107    2092       40000  X                          1          X
McMoran Exploration Co   Common      582411104     388       34800  X                          1          X
Molex Inc - Class A      CL A        608554200    5440      235000  X                          1          X
Motorola Inc             Common      620076109    3286      348500  X                          1          X
The Men's Warehouse      Common      587118100    3640      166600  X                          1          X
NBTY Inc                 Common      628782104    1241       59000  X                          1          X
Networks Associates
Inc                      Common      640938106     634       50000  X                          1          X
Insight Enterprises
 Inc                     Common      45765U103     200       20000  X                          1          X
Network Appliance Inc    Common      64120L104    3296      205000  X                          1          X
News Corp Ltd            SP ADR PFD  652487802    1253       50000  X                          1          X
Omnicare Inc             Common      681904108    1352       40000  X                          1          X
Oxford Health Plans Inc  Common      691471106   46830     1114200  X                          1          X
Sprint Corp (PCS Group)  PCS Com
                         Ser 1       852061506    2224      386700  X                          1          X
Pride International Inc  Common      74153Q102   33767     1794200  X                          1          X
Placer Dome Inc          Common      725906101    2258      184000  X                          1          X
Pediatrix Medical
 Group Inc               Common      705324101    3922      110000  X                          1          X
Public Service
Enterprise Group Inc     Common      744573106   10943      259000  X                          1          X
Pulte Homes Inc          Common      745867101    8466      137300  X                          1          X
Plexus Corp              Common      729132100    1004       87350  X                          1          X
PMI Group Inc            Common      69344M101   11168      416100  X                          1          X
Patterson - UTI
Energy Inc               Common      703481101    2236       69069  X                          1          X
Resource America Inc     CL A        761195205   18045     1741800  X                          1          X
RF Micro Devices Inc     Common      749941100     915      155000  X                          1          X
Regal Entertainment
Group                    CL A        758766109   15044      638000  X                          1          X
RH Donnelly Corp         Common      74955W307    1109       30400  X                          1          X
Roslyn Bancorp Inc       Common      778162107     432       20000  X                          1          X
Sinclair Broadcasting
Group Inc                CL A        829226109    1174      101000  X                          1          X
Silicon Laboratories
Inc                      Common      826919102    3429      128800  X                          1          X
Sony Corp                ADR         835699307    1120       40000  X                          1          X
Standard Pacific Corp    Common      85375C101   35763     1078500  X                          1          X
SPX Corp                 Common      784635104    3525       80000  X                          1          X
Suncor                   Common      867229106     375       20000  X                          1          X
Supervalue Inc           Common      868536103    1028       48200  X                          1          X
CP Ships Ltd             Common      22409V102    1345       80400  X                          1          X
Texas Genco Hldgs Inc    Common      882443104    6803      292600  X                          1          X
Talisman Energy Inc      Common      87425E103   30128      657100  X                          1          X
Triton PCS Holdings Inc  CL A        89677M106    2484      491900  X                          1          X
Sabre Holdings Corp      CL A        785905100     493       20000  X                          1          X
Tyson Foods Inc          CL A        902494103    3698      348200  X                          1          X
Tesoro Petroleum Corp    Common      881609101     138       20000  X                          1          X
Take-Two Interactive
Software Inc             Common      874054109    2832      100000  X                          1          X
Tyco International Ltd   Common      902124106    7653      403200  X                          1          X
United Surgical
Partners Intl Inc        Common      913016309    3512      155624  X                          1          X
Valero Energy Corp       Common      91913Y100    8567      235800  X                          1          X
Audiovoxx Corp           CL A        050757103     667       60000  X                          1          X
Whirlpool Corp           Common      963320106    7026      110300  X                          1          X
Washington Mutual Inc    Common      939322103   18895      457500  X                          1          X
Westar Energy Inc        Common      95709T100   13927      858100  X                          1          X
Warnaco Group Inc        CL A        934390402    1238       92200  X                          1          X


COLUMN TOTALS                                 $877,627


01181.0001 #423048